PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 16,591	$ 15,222
Less: accumulated depreciation and amortization	10,315	9,512
Total property and equipment, net	6,276	5,710
Depreciation expense	2,454	2,061	$ 2,090
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	8,885	9,222
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,845	1,490
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,990	1,617
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,871	$ 2,893